LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED FEBRUARY 14, 2014

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED MAY, 1, 2013, OF

WESTERN ASSET VARIABLE GLOBAL

HIGH YIELD BOND PORTFOLIO

Effective as of May 1, 2014, the fund's investment objective is to maximize total return. There is no change in the fund's principal investment strategies.